Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and due from banks		$ 37,080	$ 33,026
Interest-earning deposits with banks		166,281	204,193
Federal funds sold and securities purchased under resale agreements		105,330	80,456
Trading, at fair value		121,205	97,302
Available-for-sale, at fair value		162,978	130,448
Held-to-maturity, at amortized cost		234,948	262,708
Loans held for sale		6,260	4,936
Total loans		912,745	936,682
Allowance for loan losses		(14,183)	(14,606)
Net loans		898,562	922,076
Mortgage servicing rights		7,779	8,508
Premises and equipment, net		10,297	9,266
Goodwill		25,167	25,175
Derivative assets		20,012	18,223
Equity securities		60,644	57,336
Other assets		73,302	78,815
Total assets	[1]	1,929,845	1,932,468
Liabilities
Noninterest-bearing deposits		383,616	360,279
Interest-bearing deposits		988,188	997,894
Total deposits		1,371,804	1,358,173
Short-term borrowings		108,806	89,559
Derivative liabilities		16,335	18,495
Accrued expenses and other liabilities		78,756	71,210
Long-term debt		173,078	207,588
Total liabilities	[2]	1,748,779	1,745,025
Wells Fargo stockholders’ equity:
Preferred stock		18,608	19,448
Common stock		9,136	9,136
Additional paid-in capital		60,817	60,555
Retained earnings		214,198	201,136
Accumulated other comprehensive income (loss)		(12,176)	(11,580)
Treasury stock, at cost		(111,463)	(92,960)
Total Wells Fargo stockholders’ equity		179,120	185,735
Noncontrolling interests		1,946	1,708
Total equity		181,066	187,443
Total liabilities and equity		$ 1,929,845	$ 1,932,468

[1]	Our consolidated assets at December 31 2024 and 2023, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Loans, $11.2 billion and $4.9 billion; all other assets, $671 million and $435 million; and Total assets, $11.9 billion and $5.3 billion, respectively.
[2]	Our consolidated liabilities at December 31, 2024 and 2023, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $2.2 billion and $0; Accrued expenses and other liabilities, $124 million and $115 million; and Total liabilities $2.4 billion and $115 million, respectively.